Total
THIRD AVENUE REAL ESTATE VALUE FUND
Third Avenue REAL ESTATE VALUE FUND (THE “FUND”)
Average Annual Total Returns For the periods ending 12/31/21
Average Annual Total Returns - THIRD AVENUE REAL ESTATE VALUE FUND	1 Year	5 Years		10 Years	Since Inception	Inception Date
Institutional Class	30.54%	7.27%		10.02%	9.90%	Sep. 17, 1998
Institutional Class | After Taxes on Distributions and Sales	19.86%	5.39%	[1]	7.88%	8.23%
Institutional Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	27.21%	8.82%		9.57%	9.67%
Institutional Class | After Taxes on Distributions	27.89%	5.14%		8.33%	8.56%
Investor Class	30.20%	6.98%		9.74%	8.30%	Dec. 31, 2009
Investor Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)					9.05%
Z Class	30.64%				5.06%	Mar. 01, 2018
Z Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)					10.49%
[1]	The Return After Taxes on Distributions and Sale of Fund Shares is higher than the Return Before Taxes because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.

Supplement dated June 10, 2022 to the Fund’s Prospectus dated March 1, 2022, as may be amended or supplemented from time to time

The information in this Supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such Prospectus.

The performance table on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following: